Stock-Based Compensation - Additional Information about Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average grant date fair value per share of employee option grants within the year		$ 0.59	$ 1.02
Cash received upon exercise of options	$ 2	$ 2	$ 6